Accrued expenses and other current liabilities (Tables)	12 Months Ended
Feb. 01, 2014
Accrued Expenses And Other Current Liabilities

	February 1, 2014	February 2, 2013
(in millions)
Accrued compensation	$81.3	$85.9
Other liabilities	50.1	48.7
Other taxes	31.7	31.9
Payroll taxes	8.0	7.4
Accrued expenses	157.4	152.5

Total accrued expenses and other current liabilities	$328.5	$326.4

Sales Returns Reserve

Sales returns reserve included in accrued expenses above:

	Balance at beginning of period	Net adjustment(1)	Balance at end of period
(in millions)
Fiscal 2012	$7.7	$(0.4)	$7.3
Fiscal 2013	7.3	0.3	7.6
Fiscal 2014	7.6	0.8	8.4

(1)	Net adjustment relates to sales returns previously provided for and changes in estimate and the impact of foreign exchange translation between opening and closing balance sheet dates.

Warranty Reserve for Diamond and Gemstone Guarantee

Warranty reserve for diamond and gemstone guarantee were as follows:

	Balance at beginning of period	Warranty expense	Utilized	Balance at end of period
(in millions)
Fiscal 2012	$13.0	$7.9	$(5.8)	$15.1
Fiscal 2013	15.1	8.6	(5.2)	18.5
Fiscal 2014	18.5	7.4	(6.8)	19.1

Disclosed as:	February 1, 2014	February 2, 2013
(in millions)
Current liabilities(1)	$6.7	$6.9
Non-current liabilities (see Note 17)	12.4	11.6

Total warranty reserve	$19.1	$18.5

(1)	Included within accrued expenses above.